RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF OPERATING LEASE ROU ASSETS AND LEASE LIABILITIES

The Company recognized operating lease ROU assets and lease liabilities as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Right-of-use assets	2,592	2,592	2,038
Less: accumulated amortization	(960)	(1,066)	(838)
Operating lease ROU asset, net	1,632	1,526	1,200

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Operating lease liabilities
Current portion	292	233	183
Non-current portion	986	891	701
Total	1,278	1,124	884

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

As of June 30, 2025, future minimum lease payments under the non-cancelable operating leases are as follows:

Future payment	SGD’000	USD’000
2026	235	185
2027	163	128
2028	74	58
2029	29	23
2030	30	24
Thereafter	593	466
Total	1,124	884

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE	The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2025:
Weighted average discount rate	4.33%
Weighted average remaining lease term (years)	11